STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 101.8%
Automobiles & Components - 1.8%
Tesla	41,466	[a]	27,696,385
Banks - 6.3%
JPMorgan Chase & Co.	310,798		47,312,780
The PNC Financial Services Group	149,533		26,229,584
U.S. Bancorp	396,118		21,909,287
			95,451,651
Capital Goods - 11.0%
AMETEK	196,651		25,118,232
Howmet Aerospace	508,282	[a]	16,331,101
Ingersoll Rand	787,183	[a]	38,737,275
Rockwell Automation	78,051		20,717,857
Roper Technologies	69,537		28,047,054
Trane Technologies	233,884		38,721,835
			167,673,354
Consumer Durables & Apparel - 1.2%
VF	232,392		18,572,769
Diversified Financials - 3.8%
BlackRock	38,406		28,956,588
The Goldman Sachs Group	88,561		28,959,447
			57,916,035
Energy - 5.3%
EQT	1,424,412	[a]	26,465,575
Hess	501,637		35,495,834
Valero Energy	266,019		19,046,960
			81,008,369
Food & Staples Retailing - 1.8%
Walmart	198,951		27,023,514
Food, Beverage & Tobacco - 2.4%
PepsiCo	261,886		37,043,775
Health Care Equipment & Services - 6.6%
Danaher	137,647		30,981,587
Edwards Lifesciences	259,659	[a]	21,717,879
Intuitive Surgical	30,628	[a]	22,632,254
Medtronic	217,836		25,732,967
			101,064,687
Insurance - 2.6%
Chubb	126,588		19,997,106
The Progressive	214,176		20,477,367
			40,474,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 101.8% (continued)
Materials - 1.3%
FMC	181,184		20,040,762
Media & Entertainment - 7.5%
Alphabet, Cl. C	40,105	[a]	82,962,406
Match Group	50,083	[a,b]	6,880,403
The Walt Disney Company	133,426	[a]	24,619,766
			114,462,575
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
AbbVie	280,528		30,358,740
Biogen	45,421	[a]	12,706,525
Eli Lilly & Co.	174,577		32,614,475
Seagen	118,748	[a]	16,489,347
Zoetis	139,142		21,912,082
			114,081,169
Retailing - 9.8%
Amazon.com	26,585	[a]	82,256,117
Booking Holdings	9,967	[a]	23,221,515
Lowe's	111,890		21,279,240
The TJX Companies	340,929		22,552,453
			149,309,325
Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials	297,429		39,736,514
NVIDIA	71,691		38,277,976
Qualcomm	192,439		25,515,487
			103,529,977
Software & Services - 13.6%
Ansys	46,133	[a]	15,664,921
Microsoft	364,176		85,861,776
PayPal Holdings	193,162	[a]	46,907,460
salesforce.com	136,669	[a]	28,956,061
ServiceNow	60,750	[a]	30,381,682
			207,771,900
Technology Hardware & Equipment - 8.1%
Apple	838,632		102,438,899
Zebra Technologies, Cl. A	42,211	[a]	20,479,933
			122,918,832
Transportation - 2.3%
Union Pacific	162,968		35,919,777
Utilities - 2.1%
NextEra Energy	416,872		31,519,692
Total Common Stocks (cost $937,196,134)			1,553,479,021

	1-Day Yield (%)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,863,710)	0.06	10,863,710	[c]	10,863,710
Total Investments (cost $948,059,844)		102.5%		1,564,342,731
Liabilities, Less Cash and Receivables		(2.5%)		(38,523,871)
Net Assets		100.0%		1,525,818,860

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $6,811,575 and the value of the collateral was $6,679,633, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,553,479,021	-	-	1,553,479,021
Investment Companies	10,863,710	-	-	10,863,710

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2021, accumulated net unrealized appreciation on investments was $616,282,887, consisting of $633,650,844 gross unrealized appreciation and $17,367,957 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.